Related Party Transactions (10K) (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 19, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation		$ 403,006	$ 425,226	$ 2,126,243	$ 1,889,136
Consulting fees		145,587	176,964	1,013,690	871,228
Director fees		8,500
Matthew Banks [Member]
Director fees		8,500	5,000
Harold Hansen [Member]
Director fees		5,500
Comms Watch Pty Ltd [Member]
Director fees				4,500	20,000
Clem Tacca [Member]
Consulting fees		0	70,164	318,857	321,951
Ascendant SC Pty Ltd [Member]
Consulting fees				66,098	22,000
Director fees				10,000
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Director fees	$ 25,000
Frank Wilkie [Member]
Consulting fees		250	78,500	419,204	150,473
Repayment of consulting fees				70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Bonus offset against common stock subscription	224,500
Frank Wilkie [Member] | Common Stock [Member]
Bonus offset against common stock subscription	$ 124,454
Judith Willoughby [Member]
Bonus offset against common stock subscription				20,000
Consulting fees				75,000	0
Repayment of consulting fees				55,000
VP Corporate Finance [Member]
Officer compensation				121,721	155,573
Bonus offset against common stock subscription				14,029	67,112
Chief Executive Officer [Member]
Officer compensation		250,000	250,000	1,300,000	1,300,000
Bonus offset against common stock subscription				220,079	1,000,000
Bonus offset against related party advance				4,921
Bonus offset against preferred stock subscription					85,989
Deferred salary					106,588
Chief Executive Officer [Member] | Harold Hansen [Member]
Director fees					0
Chief Operating Officer [Member]
Officer compensation		53,077	58,846	250,000	220,000
Bonus offset against common stock subscription				20,000
Director [Member]
Director fees		5,500
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees		$ 0	$ 5,000	27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees				20,000
Director fees				27,500	$ 0
Director [Member] | Harold Hansen [Member]
Director fees				27,500
Director [Member] | Ian Banks[Member] | Matthew Banks [Member]
Bonus offset against common stock subscription				$ 7,500